[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]

 (212) 318-6275
 rachaelschwartz@paulhastings.com


 October 14, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC   20549

Re:      The Gabelli Money Market Funds (the "Company")
         Post Effective Amendment No. 21 to the Registration Statement on Form N-1A (33-48220)

Ladies and Gentlemen:

On behalf of the Company, we transmit for filing under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (the "Registration Statement").

The Company is making this filing in order to add two new classes of shares, the A Class and the C Class, to the Gabelli U.S. Treasury Money Market Fund, the only series of the Company.

The Fund requests that this Registration Statement receive limited review pursuant to Investment Company Release No. 13768 (Feb. 15, 1984). As per your request, please note that the Registration Statement has been marked to reflect changes from the most recently effective registration statement of the Company.

Pursuant to Rule 461 of the Securities Act of 1933, the Company requests acceleration of the effective date of the Registration Statement to November 14, 2008, or as soon as practicable thereafter. A request for acceleration is transmitted herewith.

If you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6275.


Very truly yours,

/s/ Rachael Schwartz
Rachael Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures